Allowance for Credit Losses (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)		Mar. 31, 2019 USD ($)		Mar. 31, 2018 INR (₨)		Mar. 31, 2017 INR (₨)		Mar. 31, 2019 USD ($)
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	₨ 112,507.2		$ 1,626.8		₨ 78,496.9		₨ 57,360.1
Write-offs	(53,331.6)		(771.1)		(37,978.3)		(26,563.2)
Net allowance for credit losses	89,056.4	[1]	1,287.7	[1]	71,988.6	[2]	47,700.0	[3]
Allowance for credit losses, end of the period	148,232.0		$ 2,143.4		112,507.2		78,496.9
Allowance for credit losses:
Allowance individually evaluated for impairment	20,233.2				15,323.0		11,713.5		$ 292.6
Allowance collectively evaluated for impairment	127,998.8				97,184.2		66,783.4		1,850.8
Loans:
Loans individually evaluated for impairment	38,153.7				32,812.8		30,275.7		551.7
Loans collectively evaluated for impairment	9,073,310.9				7,343,366.2		5,958,634.0		$ 131,193.0
Specific allowance for credit losses | Retail Loans | Auto loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	3,682.2				2,792.9		2,101.1
Write-offs	(9,155.3)				(6,826.4)		(5,155.0)
Net allowance for credit losses	11,642.1	[1]			7,715.7	[2]	5,846.8	[3]
Allowance for credit losses, end of the period	6,169.0				3,682.2		2,792.9
Allowance for credit losses:
Allowance individually evaluated for impairment	0.0				0.0		0.0
Allowance collectively evaluated for impairment	6,169.0				3,682.2		2,792.9
Loans:
Loans individually evaluated for impairment	0.0				0.0		0.0
Loans collectively evaluated for impairment	13,606.7				8,634.5		6,105.6
Specific allowance for credit losses | Retail Loans | Personal loans/Credit card
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	6,182.6				4,040.0		2,638.6
Write-offs	(25,197.0)				(16,714.3)		(11,639.3)
Net allowance for credit losses	28,708.4	[1]			18,856.9	[2]	13,040.7	[3]
Allowance for credit losses, end of the period	9,694.0				6,182.6		4,040.0
Allowance for credit losses:
Allowance individually evaluated for impairment	0.0				0.0		0.0
Allowance collectively evaluated for impairment	9,694.0				6,182.6		4,040.0
Loans:
Loans individually evaluated for impairment	0.0				0.0		0.0
Loans collectively evaluated for impairment	15,781.5				10,150.9		6,467.4
Specific allowance for credit losses | Retail Loans | Retail Business Banking
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	18,709.4				15,278.4		10,617.5
Write-offs	(6,665.5)				(5,730.0)		(1,453.4)
Net allowance for credit losses	9,551.4	[1]			9,161.0	[2]	6,114.3	[3]
Allowance for credit losses, end of the period	21,595.3				18,709.4		15,278.4
Allowance for credit losses:
Allowance individually evaluated for impairment	0.0				0.0		0.0
Allowance collectively evaluated for impairment	21,595.3				18,709.4		15,278.4
Loans:
Loans individually evaluated for impairment	0.0				0.0		0.0
Loans collectively evaluated for impairment	29,945.0				25,547.2		21,060.1
Specific allowance for credit losses | Retail Loans | Commercial vehicle and construction equipment finance
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	4,806.1				4,398.5		3,876.7
Write-offs	(4,812.8)				(3,644.0)		(3,227.4)
Net allowance for credit losses	6,551.5	[1]			4,051.6	[2]	3,749.2	[3]
Allowance for credit losses, end of the period	6,544.8				4,806.1		4,398.5
Allowance for credit losses:
Allowance individually evaluated for impairment	0.0				0.0		0.0
Allowance collectively evaluated for impairment	6,544.8				4,806.1		4,398.5
Loans:
Loans individually evaluated for impairment	0.0				0.0		0.0
Loans collectively evaluated for impairment	11,254.9				6,968.1		6,086.6
Specific allowance for credit losses | Retail Loans | Housing loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	974.4				739.3		410.4
Write-offs	(93.3)				(61.5)		(32.9)
Net allowance for credit losses	224.1	[1]			296.6	[2]	361.8	[3]
Allowance for credit losses, end of the period	1,105.2				974.4		739.3
Allowance for credit losses:
Allowance individually evaluated for impairment	0.0				0.0		0.0
Allowance collectively evaluated for impairment	1,105.2				974.4		739.3
Loans:
Loans individually evaluated for impairment	0.0				0.0		0.0
Loans collectively evaluated for impairment	2,157.1				1,899.5		1,678.2
Specific allowance for credit losses | Retail Loans | Other Retail
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	12,922.8				6,767.5		3,950.4
Write-offs	(5,652.0)				(4,557.4)		(2,793.5)
Net allowance for credit losses	13,170.7	[1]			10,712.7	[2]	5,610.6	[3]
Allowance for credit losses, end of the period	20,441.5				12,922.8		6,767.5
Allowance for credit losses:
Allowance individually evaluated for impairment	0.0				0.0		0.0
Allowance collectively evaluated for impairment	20,441.5				12,922.8		6,767.5
Loans:
Loans individually evaluated for impairment	0.0				0.0		0.0
Loans collectively evaluated for impairment	29,523.6				22,704.3		11,306.1
Specific allowance for credit losses | Wholesale loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	15,323.0				11,713.5		7,413.4
Write-offs	(1,755.7)				(444.7)		(2,261.7)
Net allowance for credit losses	6,665.9	[1]			4,054.2	[2]	6,561.8	[3]
Allowance for credit losses, end of the period	20,233.2				15,323.0		11,713.5
Allowance for credit losses:
Allowance individually evaluated for impairment	20,233.2				15,323.0		11,713.5
Allowance collectively evaluated for impairment	0.0				0.0		0.0
Loans:
Loans individually evaluated for impairment	38,153.7				32,812.8		30,275.7
Loans collectively evaluated for impairment	0.0				0.0		0.0
Unallocated allowance for credit losses | Retail Loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	42,147.4				28,110.6		22,548.6
Write-offs	0.0				0.0		0.0
Net allowance for credit losses	10,793.7	[1]			14,036.8	[2]	5,562.0	[3]
Allowance for credit losses, end of the period	52,941.1				42,147.4		28,110.6
Allowance for credit losses:
Allowance individually evaluated for impairment	0.0				0.0		0.0
Allowance collectively evaluated for impairment	52,941.1				42,147.4		28,110.6
Loans:
Loans individually evaluated for impairment	0.0				0.0		0.0
Loans collectively evaluated for impairment	6,135,634.8				5,137,460.1		3,996,257.3
Unallocated allowance for credit losses | Wholesale loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	7,759.3				4,656.2		3,803.4
Write-offs	0.0				0.0		0.0
Net allowance for credit losses	1,748.6	[1]			3,103.1	[2]	852.8	[3]
Allowance for credit losses, end of the period	9,507.9				7,759.3		4,656.2
Allowance for credit losses:
Allowance individually evaluated for impairment	0.0				0.0		0.0
Allowance collectively evaluated for impairment	9,507.9				7,759.3		4,656.2
Loans:
Loans individually evaluated for impairment	0.0				0.0		0.0
Loans collectively evaluated for impairment	₨ 2,835,407.3				₨ 2,130,001.6		₨ 1,909,672.7

[1]	Net allowances for credit losses charged to expense does not include the recoveries against write-off cases amounting to Rs 16,777.1 million (US$ 242.6 million). Recoveries from Retail loans is Rs. 16,590.9 million and from wholesale loans is Rs. 186.2 million.
[2]	Net allowances for credit losses charged to expense does not include the recoveries against write-off cases amounting to Rs 12,590.8 million. Recoveries from Retail loans is Rs. 12,254.3 million and from Wholesale loans is Rs. 336.5 million.
[3]	Net allowances for credit losses charged to expense does not include the recoveries against write-off cases amounting to Rs 9,748.6 million. Recoveries from Retail loans is Rs. 8,943.7 million and from Wholesale loans is Rs. 804.9 million.